Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The following are the contractual maturities of financial liabilities at December 31, 2019:
		Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	32,156	32,156	-	-	-
Long-term debt[3]	Yes-Liability	37,539	-	37,539	-	-
Other long-term liabilities	Yes-Liability	614	-	614	-	-
Derivative commodity contracts	Yes-Liability	217	217	-	-	-
Total		70,526	32,373	38,153	-	-
[1]	Payments exclude on-going operating costs, finance costs and payments required to settle derivatives.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2019 exchange rates.
[3]	Excludes deferred financing costs of $0.5 million.
The principal commitments of the Company are as follows:
			Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	32,156	32,156	-	-	-
Long-term debt	Yes-Liability	37,539	-	37,539	-	-
Other long-term liabilities	Yes-Liability	614	-	614	-	-
Derivative commodity contracts	Yes-Liability	217	217	-	-	-
Total		70,526	32,373	38,153	-	-

[1]	Payments exclude ongoing operating costs, finance costs and payments made to settle derivatives.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2019 exchange rates.
[3]	Excludes deferred financing costs of $0.5 million.